Borrowings - Debt composition (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Total	R$ 965,475	R$ 710,552	R$ 242,404	R$ 168,571
Current	922,636	681,217
Non-current	42,839	29,335
Amount of trade receivables transferred	822	0
Brazil
Disclosure of detailed information about borrowings [line items]
Total	893,913	670,797
Colombia
Disclosure of detailed information about borrowings [line items]
Total	71,562	39,755
Brazil, Brazil Real | Brazil | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total	725,563	525,099
Brazil, Brazil Real | Brazil | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 8,590	R$ 0
Brazil, Brazil Real | Brazil | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	16.62%	14.45%
Brazil, Brazil Real | Brazil | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	8.76%	0.00%
United States of America, Dollars | Brazil | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 159,760	R$ 145,698
United States of America, Dollars | Brazil | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	4.03%	3.16%
Colombia, Pesos | Colombia | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 69,862	R$ 39,755
Colombia, Pesos | Colombia | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Total	R$ 1,700	R$ 0
Colombia, Pesos | Colombia | Weighted average | Floating interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	15.43%	14.26%
Colombia, Pesos | Colombia | Weighted average | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Average interest rate	15.72%	0.00%